UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21422

TRUST FOR ADVISED PORTFOLIOS
615 E. Michigan Avenue
Milwaukee, WI 53202

Russell B. Simon
Trust for Advised Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741

Registrant's telephone number, including area code: 1-626-914-7395

Date of fiscal year end:  June 30

Date of reporting period: July 1, 2022 – June 30, 2023

Item 1. Proxy Voting Record.

Proxy Voting Record – Fulcrum Diversified Absolute Return Fund (a series of Trust for Advised Portfolios) reorganized into the Fulcrum Diversified Absolute Return Fund (a series of Northern Lights Fund Trust IV) on March 10, 2023. Therefore, Proxy Voting records for the Fulcrum Diversified Absolute Return Fund for the period July 1, 2022 to March 10, 2023 can be found in the Form N-PX filing made on August 10, 2023 for Northern Lights Fund Trust IV, CIK#0001644419, file number 811-23066. No records attached.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Advised Portfolios

By (Signature and Title)*      /s/ Russell B. Simon
                                              Russell B. Simon, President

Date:          8/14/23

* Print the name and title of each signing officer under his or her signature.